Stock Option Plans (Details Narrative) - $ / shares		6 Months Ended	12 Months Ended
	Jul. 27, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 04, 2018	Apr. 16, 2015	Feb. 07, 2014
Options default term		4 years 1 month 6 days	4 years 11 months 23 days	5 years 11 months 8 days
Dividend yield		0.00%	0.00%	0.00%
Number of common stock shares issued	9,600,286
Stock Option Exercise [Member]
Number of common stock shares issued			156,997	645,288
Cashless exercise of a stock option, shares			100,000	100,000
Common stock per share			$ 0.06	$ 0.155
Number of common stock withheld with aggregate exercise price			43,003	124,712
Stock Option Exercise One [Member]
Cashless exercise of a stock option, shares			50,000	45,000
Common stock per share			$ 0.06	$ 0.06
Stock Option Exercise Two [Member]
Cashless exercise of a stock option, shares			50,000	625,000
Common stock per share			$ 0.06	$ 0.06
2014 Equity Compensation Plan [Member]
Number of reserved for future issuance					50,420,148		30,420,148
2014 Equity Compensation Plan [Member] | Majority Stockholders [Member]
Number of reserved for future issuance						15,000,000
2014 Equity Compensation Plan [Member] | Stockholders [Member]
Number of reserved for future issuance					5,000,000
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member]
Options default term		10 years	10 years
Generally vest term		4 years	4 years
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member] | Maximum [Member]
Percentage price per share of options granted of fair market value			100.00%
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member] | Employees [Member] | Maximum [Member]
Percentage price per share of options granted of fair market value		100.00%
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member] | 10% Stockholder [Member] | Maximum [Member]
Percentage price per share of options granted of fair market value		110.00%
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member] | Employees, Directors, Advisors and Consultants [Member] | Maximum [Member] | Non-statutory Stock Options and Restricted Stock [Member]
Percentage price per share of options granted of fair market value		100.00%